Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) SecurityLoan credit_facility term_loan	May 31, 2019	Dec. 31, 2018 USD ($)	Nov. 30, 2015	Jan. 27, 2010
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.60%		5.10%
Long term debt principal repayments, 2019	$ 500,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	600,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	600,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	400,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	300,000,000
Long term debt principal repayments thereafter	$ 400,000,000
Number of loan agreements | SecurityLoan	5
Short-term Debt	$ 50,000,000		$ 0
Minimum
Debt Instrument [Line Items]
Vessel market value to loan ratio	138.00%
Vessel market value to loan minimum required ratio	115.00%
Revolving credit lines maturity period (in months)	6 months
Maximum
Debt Instrument [Line Items]
Vessel market value to loan ratio	281.00%
Vessel market value to loan minimum required ratio	135.00%
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.00%		5.00%
Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	10
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.50%		8.50%	8.50%
Discount rate for redemption feature	0.50%
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%	9.25%
Discount rate for redemption feature	0.50%
Teekay Parent | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.00%		5.00%
Teekay Parent | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.50%		8.50%		8.50%
Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%	9.25%
Teekay Tankers
Debt Instrument [Line Items]
Debt Guaranteed	$ 145,000,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time	5.00%		0.00%
Short-term Debt	$ 50,000,000		$ 0
Teekay Tankers | Minimum
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt	5.00%
Teekay Tankers | Teekay Parent
Debt Instrument [Line Items]
Debt Guaranteed	$ 145,000,000		$ 166,400,000
Teekay LNG
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	35,000,000.0
Term Loan One
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 100,000,000.0
Term Loan One | Minimum
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt	7.50%
Remaining Secured Debt | Secured debt
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	2
Term Loan Two
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000.0
2016 Debt Facility [Member] | Teekay Tankers
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line	$ 35,000,000.0
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt	5.00%
2016 Debt Facility [Member] | Teekay Tankers | Minimum
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Fixed Rate | Remaining Term Loans | Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	2